Commitments (Tables)	6 Months Ended
Jun. 30, 2022
Summary of Finance Lease and Operating Lease by Lessee Explanatory
	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	5,015	2,090	7,105
1 - 3 years	938	776	1,714
4 - 5 years	47	—	47
More than 5 years	—	—	—
Total	6,000	2,866	8,866

Summary of Research and Development and Revenue Related Milestone Payments Explanatory

	Future potential R&D milestone payments	Future potential revenue milestone payments	TOTAL
	$	$	$
Less than 1 year	26	—	26
1 - 3 years	204	—	204
4 - 5 years	1,990	—	1,990
More than 5 years	6,830	39,302	46,132
Total	9,050	39,302	48,352